Property, plant and equipment - Useful Lives (Details)	12 Months Ended
Dec. 31, 2023
Buildings | Minimum
Property, plant and equipment
Estimated useful lives (in years)	15 years
Buildings | Maximum
Property, plant and equipment
Estimated useful lives (in years)	33 years
Technical equipment and machinery | Minimum
Property, plant and equipment
Estimated useful lives (in years)	3 years
Technical equipment and machinery | Maximum
Property, plant and equipment
Estimated useful lives (in years)	15 years
Office furniture and equipment | Minimum
Property, plant and equipment
Estimated useful lives (in years)	3 years
Office furniture and equipment | Maximum
Property, plant and equipment
Estimated useful lives (in years)	10 years